Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Income Taxes
Federal statutory income tax rate	21.00%	21.00%	21.00%
Capitalized R&D Costs	$ 13,753	$ 9,353
Tax reserve accrued	0	$ 0	$ 0
Undistributed earnings of foreign subsidiaries	3,400
Domestic Tax Authority [Member]
Income Taxes
Net operating loss (NOL) carryforwards	320,000
Operating loss carryforwards, not subject to expiry				$ 211,500
Domestic Tax Authority [Member] | Through Tax Year 2037
Income Taxes
Operating loss carryforwards, subject to expiry				$ 108,500
Domestic Tax Authority [Member] | Through Tax Year 2044
Income Taxes
Operating loss carryforwards, subject to expiry	7,700
State and Local Jurisdiction [Member]
Income Taxes
Net operating loss (NOL) carryforwards	224,700
Operating loss carryforwards, not subject to expiry	13,900
State and Local Jurisdiction [Member] | Through Tax Year 2039
Income Taxes
Operating loss carryforwards, subject to expiry	3,100
State and Local Jurisdiction [Member] | Through Tax Year 2044
Income Taxes
Operating loss carryforwards, subject to expiry	$ 210,800